Nature and extent of risks arising from financial instruments - Summary of Credit Exposure Associated With on-and Off-balance Sheet Financial Instruments (Parenthetical) (Detail) - Credit risk [member] - On balance sheet risk [member]
	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
On balance sheet assets other than derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk threshold percentage	20.00%	20.00%
Number of companies above threshold percentage	No industry accounts for more than 20% (October 31, 2023 – 20%) of total on-balance sheet credit instruments
On balance sheet assets other than derivatives [member] | Banking [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk threshold percentage	24.00%	25.00%
On balance sheet assets other than derivatives [member] | Government [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk threshold percentage	28.00%	28.00%
On balance sheet assets other than derivatives [member] | Ontario Canada [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	57.00%	57.00%
On balance sheet assets other than derivatives [member] | Prairies Canada [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	13.00%	15.00%
On balance sheet assets other than derivatives [member] | British Columbia and the Territories [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	16.00%	14.00%
On balance sheet assets other than derivatives [member] | Quebec [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	10.00%	10.00%
Committed and uncommitted [member] | Retail [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	40.00%	44.00%
Committed and uncommitted [member] | Wholesale [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	60.00%	56.00%
Committed and uncommitted [member] | Wholesale [member] | Bank financial services [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	14.00%	15.00%
Committed and uncommitted [member] | Wholesale [member] | Real estate and related [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	12.00%	12.00%
Committed and uncommitted [member] | Wholesale [member] | Utilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	10.00%	11.00%
Committed and uncommitted [member] | Wholesale [member] | Other Services [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	7.00%	8.00%